COST OF REVENUES AND SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of attribution of expenses by nature to their function [abstract]
Schedule of Cost of Revenues and Selling, General and Administrative Expenses	Cost of revenues
In accordance with IAS 1, Presentation of Financial Statements, the costs of revenues and selling, general & administrative expenses note presents only the line items that experienced significant variation during the reporting period and the ones that are required by other standards.

	For the year ended December 31,
	2025	2024	2023
Salaries, employee benefits and social security taxes	(1,370,616)	(1,329,498)	(1,158,669)
Professional services	(94,047)	(107,739)	(104,916)
Depreciation and amortization expense	(41,379)	(27,859)	(18,057)
Share-based compensation expense - Equity settled	(27,279)	(23,937)	(15,155)
Office expenses	(25,325)	(16,792)	(7,348)
Depreciation expense of right-of-use assets	(3,340)	(8,175)	(10,540)
Share-based compensation expense - Cash settled	(599)	(695)	(1,687)

6.2 - Selling, general and administrative expenses

	For the year ended December 31,
	2025	2024	2023
Salaries, employee benefits and social security taxes	(251,758)	(262,466)	(212,381)
Depreciation and amortization expense	(113,539)	(97,035)	(81,822)
Professional services	(52,755)	(56,614)	(49,921)
Share-based compensation expense - Equity settled	(50,453)	(58,833)	(57,297)
Promotional and marketing expenses	(33,243)	(29,014)	(26,323)
Depreciation expense of right-of-use assets	(29,524)	(29,662)	(29,442)
Share-based compensation expense - Cash settled	(206)	(238)	(634)